Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
12. INCOME TAXES

[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2024	2023
Canadian statutory income tax rate	26.5%	26.5%
Tax on repatriation of foreign earnings	4.1	3.6
Valuation allowance on deferred tax assets	3.1	(3.0)
Net effect of losses not benefited	2.8	1.2
Foreign exchange re-measurement	1.7	(1.7)
Reserve for uncertain tax positions	(0.4)	0.6
Non-taxable capital (gains) losses	(1.1)	1.2
Earnings of equity accounted investees	(1.3)	(1.4)
Deductible inflationary adjustments	(1.8)	(1.7)
Foreign rate differentials	(2.3)	(3.2)
Research and development tax credits	(4.5)	(4.1)
Others	2.1	1.9
Effective income tax rate	28.9%	19.9%

[b] The details of income (loss) before income taxes by jurisdiction are as follows:

	2024	2023

Canadian	$56	$(184)
Foreign	1,486	1,790
	$1,542	$1,606

[c] The details of the income tax provision are as follows:
	2024	2023

Current
Canadian	$46	$24
Foreign	510	557
	556	581

Deferred
Canadian	(12)	(26)
Foreign	(98)	(235)
	(110)	(261)
	$446	$320

[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2024	2023

Unrealized remeasurement of investments	$63	$(26)
Change in valuation allowance on deferred tax assets	47	(47)
Tax on undistributed foreign earnings	19	4
Tax depreciation in excess of book depreciation	29	33
Net tax losses benefit	(67)	(25)
Net increase in non-deductible liabilities	(96)	(63)
Book amortization in excess of tax amortization	(112)	(112)
Others	7	(25)
	$(110)	$(261)

[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2024	2023

Assets
Tax benefit of loss carryforwards	$1,187	$892
Liabilities currently not deductible for tax	451	400
Operating lease liabilities	449	399
Other assets tax value in excess of book value	263	150
Unrealized losses on foreign exchange hedges and retirement liabilities	100	44
Tax credit carryforwards	89	90
Unrealized losses on remeasurement of investments	12	79
Others	9	29
	2,560	2,083
Valuation allowance against tax benefit of loss carryforwards	(841)	(597)
Other valuation allowance	(241)	(221)
	$1,478	$1,265

Liabilities
Operating lease right-of-use assets	446	403
Tax depreciation in excess of book depreciation	294	232
Tax on undistributed foreign earnings	188	171
Unrealized gain on foreign exchange hedges and retirement liabilities	8	22
	936	828
Net deferred tax assets	$542	$437
The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2024	2023

Long-term deferred tax assets	$819	$621
Long-term deferred tax liabilities	(277)	(184)
	$542	$437

[f]
Deferred income taxes have not been provided on $5 billion of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings should not give rise to additional tax liabilities upon repatriation or are indefinitely reinvested. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.

[g]	Income taxes paid in cash [net of refunds] for the year ended December 31, 2024 were $ 499 million [2023 - $ 546 million].

[h]
As at December 31, 2024, the Company had domestic and foreign operating loss carryforwards of $
4.7
 billion and tax credit carryforwards of $
89
 million. Approximately $
2.4
 billion of the operating losses can be carried forward indefinitely. The remaining operating losses and tax credit carryforwards expire between
2025
and
2044
.

[i]
As at December 31, 2024 and 2023, the Company’s gross unrecognized tax benefits were $
204
 million and $
220
 million, respectively [excluding interest and penalties], of which $
135
 million and $
188
 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets. A summary of the changes in gross unrecognized tax benefits is as follows:

	2024	2023

Balance, beginning of year	$220	$142
Increase based on tax positions related to current year	11	28
Increase based on tax positions of prior years	2	—
Settlements	(6)	1
Foreign currency translation	(15)	5
Statute expirations	(8)	(14)
Acquisitions [note 7]	—	58
	$204	$220
As at December 31, 2024, the Company recorded interest and penalties on unrecognized tax benefits of $30 million [2023 – $35 million], which reflects a decrease of $5 million [2023 – increase of $6 million] in expenses related to changes in its reserves for interest and penalties.
The Company operates in multiple jurisdictions and its tax returns are periodically audited or subject to review by both domestic and foreign tax authorities. During the next twelve months, it is reasonably possible that, as a result of audit settlements, the conclusion of current examinations, or the expiration of the statute of limitations in several jurisdictions, the Company may decrease the amount of its gross unrecognized tax benefits [including interest and penalties] by approximately $41 million, which if recognized, would affect its effective tax rate.
The Company considers its significant tax jurisdictions to include Canada, the United States, Austria, Germany, Mexico and China. With few exceptions, the Company remains subject to income tax examination in Germany for years after 2011, Austria, Canada, China and Mexico for years after 2018, and U.S. federal jurisdiction for years after
2020
.